Nature of Business (Details) - USD ($)		6 Months Ended	12 Months Ended
	Oct. 14, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 24, 2020	Dec. 31, 2019
Nature Of Business [Line Items]
Number of units issued | shares		50,000,000	50,000,000
Warrant exercise price		$ 11.50	$ 0.01
Proceeds from public offering			$ 500,000,000
Proceeds from sale of private placement warrants			12,000,000
Maximum amount of interest to pay dissolution expenses		$ 100,000	$ 100,000
Percentage refers to fair market value of business transaction		80.00%	80.00%
Net tangible assets		$ 5,000,001	$ 5,000,001
Percentage refers to redemption of shares if no business combination occurs		15.00%	15.00%
Investment held in trust account		$ 500,000,000
Share price		$ 10.00
Withdrawal of interest to pay dissolution expenses		$ 100,000
Class B common stock
Nature Of Business [Line Items]
Common stock par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series of Individually Immaterial Business Acquisitions [Member]
Nature Of Business [Line Items]
Percentage of outstanding voting securities			50.00%
Public Offering
Nature Of Business [Line Items]
Proceeds from sale of stock	$ 500,000,000
Number of units issued | shares	50,000,000	50,000,000	50,000,000
Price per unit	$ 10.00
Percentage of public shares redeemed		100.00%	100.00%
Investment held in trust account			$ 500,000,000
Share price			$ 10.00
Private placement
Nature Of Business [Line Items]
Proceeds from sale of stock	$ 12,000,000
Proceeds from warrants outstanding	$ 12,000,000
Aggregate sponsor warrants	8,000,000
Warrant exercise price	$ 1.50
Proceeds from sale of private placement warrants	$ 500,000,000